UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08921
CREDIT SUISSE SELECT EQUITY FUND, INC.
(Exact name of registrant as specified in charter)
c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2005 to March 31, 2005

Item 1:           Schedule of Investments

Credit Suisse Select Equity Fund

Schedule of Investments

March 31, 2005 (unaudited)

	Number of Shares	Value
COMMON STOCKS (97.7%)
Aerospace & Defense (3.9%)
L-3 Communications Holdings, Inc.	17,100	$1,214,442
United Technologies Corp.	17,800	1,809,548
		3,023,990

Banks (8.0%)
Bank of New York Company, Inc.	44,200	1,284,010
Mellon Financial Corp.	26,500	756,310
North Fork Bancorporation, Inc.	50,950	1,413,353
U.S. Bancorp	38,400	1,106,688
Wachovia Corp.	31,300	1,593,483
		6,153,844

Beverages (1.4%)
Coca-Cola Enterprises, Inc.	51,200	1,050,624

Biotechnology (2.0%)
Charles River Laboratories International, Inc.*	15,800	743,232
Gilead Sciences, Inc.*	22,700	812,660
		1,555,892

Building Products (2.3%)
American Standard Companies, Inc.	38,700	1,798,776

Chemicals (5.4%)
Du Pont (E. I.) de Nemours & Co.	37,300	1,911,252
PPG Industries, Inc.	30,900	2,209,968
		4,121,220

Commercial Services & Supplies (4.2%)
Avery Dennison Corp.	11,400	706,002
Cendant Corp.	37,700	774,358
Cintas Corp.§	16,400	677,484
Monster Worldwide, Inc.*	35,000	981,750
PHH Corp.*	3,315	72,499
		3,212,093

Communications Equipment (2.2%)
Cisco Systems, Inc.*	59,900	1,071,611
Qualcomm, Inc.	17,500	641,375
		1,712,986

Computers & Peripherals (3.1%)
Dell, Inc.*	23,200	891,344
EMC Corp.*	68,300	841,456
Network Appliance, Inc.*	24,200	669,372
		2,402,172

Diversified Financials (6.9%)
Citigroup, Inc.	49,771	2,236,709
Goldman Sachs Group, Inc.	11,000	1,209,890
Morgan Stanley	32,900	1,883,525
		5,330,124

Electronic Equipment & Instruments (1.0%)
Broadcom Corp. Class A*	24,700	739,024

	Number of Shares	Value

Food & Drug Retailing (3.8%)
Albertson’s, Inc.§	28,600	$590,590
CVS Corp.	44,400	2,336,328
		2,926,918

Food Products (1.1%)
Kellogg Co.	18,700	809,149

Healthcare Equipment & Supplies (1.6%)
Beckman Coulter, Inc.	18,600	1,235,970

Healthcare Providers & Services (2.2%)
UnitedHealth Group, Inc.	18,100	1,726,378

Hotels, Restaurants & Leisure (1.1%)
McDonald’s Corp.	27,800	865,692

Household Products (1.2%)
Kimberly-Clark Corp.	14,100	926,793

Industrial Conglomerates (6.8%)
General Electric Co.	72,900	2,628,774
Honeywell International, Inc.	23,000	855,830
Tyco International, Ltd.	51,300	1,733,940
		5,218,544

Insurance (4.4%)
Allstate Corp.	31,500	1,702,890
Lincoln National Corp.	37,600	1,697,264
		3,400,154

Machinery (3.9%)
Caterpillar, Inc.	16,000	1,463,040
Eaton Corp.	11,300	739,020
Illinois Tool Works, Inc.	8,500	761,005
		2,963,065

Media (6.0%)
Gannett Company, Inc.	20,000	1,581,600
Tribune Co.	24,700	984,789
Viacom, Inc. Class B	36,200	1,260,846
Walt Disney Co.	27,700	795,821
		4,623,056

Metals & Mining (1.2%)
Alcoa, Inc.	30,200	917,778

Multiline Retail (1.9%)
May Department Stores Co.	39,400	1,458,588

Oil & Gas (9.3%)
Apache Corp.	18,600	1,138,878
Burlington Resources, Inc.	30,900	1,547,163
Exxon Mobil Corp.	56,300	3,355,480
Pioneer Natural Resources Co.§	27,000	1,153,440
		7,194,961

	Number of Shares	Value

Pharmaceuticals (3.8%)
Eli Lilly & Co.	14,000	$729,400
Johnson & Johnson	20,400	1,370,064
Medco Health Solutions, Inc.*	16,500	817,905
		2,917,369

Semiconductor Equipment & Products (1.5%)
Intel Corp.	50,900	1,182,407

Software (4.5%)
Adobe Systems, Inc.	12,500	839,625
Electronic Arts, Inc.*	14,000	724,920
Microsoft Corp.	77,000	1,861,090
		3,425,635

Specialty Retail (3.0%)
Ross Stores, Inc.	42,600	1,241,364
TJX Companies, Inc.	43,600	1,073,868
		2,315,232

TOTAL COMMON STOCKS (Cost $64,492,437)		75,208,434

SHORT-TERM INVESTMENTS (4.0%)
State Street Navigator Prime Fund§§	1,847,581	1,847,581

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 1.850%, 4/01/05	$1,267	1,267,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,114,581)		3,114,581

TOTAL INVESTMENTS AT VALUE (101.7%) (Cost $67,607,018)		78,323,015

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.7%)		(1,339,705)

NET ASSETS (100.0%)		$76,983,310

*                                         Non-income producing security.

§                                         Security or portion thereof is out on loan.

§§                                  Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

Federal Income Tax Cost – At March 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $67,607,018, $12,727,887, $(2,011,890) and $10,715,997, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Item 2:           Controls and Procedures

(a)          As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)          There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:           Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE SELECT EQUITY FUND, INC.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	May 26, 2005

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 26, 2005